ACCOUNTING POLICIES - Change in accounting policy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents at beginning of period	£ 39,210	£ 45,332	£ 49,248
Cash and cash equivalents at the end of the year	32,437	39,210	45,332
Effects of exchange rate changes on cash and cash equivalents	(15)	(59)	68
Net change in operating assets and liabilities:
– Reverse repurchase agreements - non-trading	2,130	(5,120)	5,335
– Repurchase agreements - non-trading	206	429	(3,684)
Net cash flows from operating activities	(2,481)	(1,577)	(6,489)
Balance before change
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents at beginning of period	44,931	48,945	51,787
Cash and cash equivalents at the end of the year		44,931	48,945
Effects of exchange rate changes on cash and cash equivalents		(122)	120
Net change in operating assets and liabilities:
– Reverse repurchase agreements - non-trading		(3,224)	6,818
– Repurchase agreements - non-trading		704	(4,145)
Net cash flows from operating activities		594	(5,467)
(Decrease)/increase
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents at beginning of period	£ (5,721)	(3,613)	(2,539)
Cash and cash equivalents at the end of the year		(5,721)	(3,613)
Effects of exchange rate changes on cash and cash equivalents		63	(52)
Net change in operating assets and liabilities:
– Reverse repurchase agreements - non-trading		(1,896)	(1,483)
– Repurchase agreements - non-trading		(275)	461
Net cash flows from operating activities		£ (2,171)	£ (1,022)